Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jan. 01, 2020 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 23,947	$ 863	$ 22,622	$ 26,408
Contract assets
Products and service bundling	7,197		7,232	6,943
Others	983		612	116
Less : Loss allowance	(18)		(18)	(17)
Contract assets	8,162		7,826	7,042
Current Contract Assets	5,554	200	5,331	4,441
Noncurrent Contract Assets	2,608	94	2,495	2,601
Contract liabilities
Telecommunications business	13,144		13,602	12,772
Project business	5,435		6,687	10,360
Products and service bundling	4		16	39
Others	491		421	510
Contract liabilities	19,074		20,726	23,681
Current Contract Liabilities	12,234	441	13,437	16,840
Noncurrent Contract Liabilities	6,840	$ 247	7,289	6,841
Contract liabilities	$ 19,074		$ 20,726	$ 23,681